SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended	12 Months Ended	6 Months Ended		1 Months Ended
	Jan. 11, 2014	Dec. 31, 2011	Jun. 30, 2014 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Aug. 20, 2014 Subsequent Event [Member]	Aug. 20, 2014 Subsequent Event [Member] Ping Chen [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period	68,000		0	0
Stock Issued, Value, Stock Options Exercised, Net of Tax Benefit (Expense)	$ 98,600
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period						100,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross			293,880	0	131,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					26,200
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		5 years			5 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 5.31